Stock-Based Compensation - Additional Information (Detail) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercised		666	0	0	0
Weighted-average fair value of awards granted				$ 4.50	$ 3.00
Total fair value of stock options vested				$ 175,697	$ 173,579
Total unrecognized compensation cost				$ 495,093
Compensation cost recognition weighted-average period				1 year 6 months 22 days
Share option granted				112,262
Stock based compensation expense		$ 1,456,000	$ 169,000	$ 213,758,000	133,745,000
Grant of fully vested stock options				13,333
IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options fully vested and exercisable	134,665
Performance-Based Incentive Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share option granted						80,000
Stock based compensation expense			0	$ 0	$ 0
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for grant					160,000
Deerfield Agreement [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense				$ 62,806
Grant of fully vested stock options				13,333
Common stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares authorized for grant					40,000
General and administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense		1,148,000	132,000	$ 152,291,000	$ 104,449,000
General and administrative | Performance-Based Incentive Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense		700,000
Research and development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense		308,000	$ 37,000	$ 61,467,000	$ 29,296,000
Research and development | Performance-Based Incentive Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense		$ 100,000
Two Thousand Fourteen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares authorized				800,000			666,666
Number of shares available for award				365,706
Percentage of outstanding capital stock				4.00%
Share-based compensation arrangement by share-based payment award, plan modification, description and terms		Number of shares of common stock reserved for issuance under the 2014 Plan will automatically increase on January 1 of each year, beginning on January 1, 2016 and ending on and including January 1, 2024,
Two Thousand Fourteen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for award		2,266,666
Award option vesting period				3 years
Award option expiration period				10 years
Two Thousand Fourteen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award option vesting period				1 year
Award option expiration period				7 years